Earnings/(loss) per Share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Abstract]
Net income/(loss)	$ (10,535)	$ 16,580	$ (511,714)
Less dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ (16,304)	$ 10,811	$ (517,483)
Weighted average number of common shares, basic	95,191,116	103,736,742	95,731,093
Incremental shares	0	979,141	0
Weighted average number of common shares, diluted	95,191,116	104,715,883	95,731,093
Earnings/(loss) per share, basic and diluted	$ (0.17)	$ 0.1	$ (5.41)